Borrowing and Credit Agreements - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Aug. 07, 2014	Dec. 02, 2013
Debt Instrument [Line Items]
Total debt principal	$ 27,694	$ 12,992
Debt premiums	39	0
Debt discounts and deferred financing costs	(269)	(102)
Long-term debt, net of premiums, discounts and deferred costs	27,464	12,890
Short-term debt (commercial paper)	0	(685)
Current portion of long-term debt	(1,197)	(575)
Long-term debt	26,267	11,630
Commercial paper
Debt Instrument [Line Items]
Total debt principal	0	685
3.25% senior notes due 2015
Debt Instrument [Line Items]
Total debt principal	$ 0	$ 550
Interest rate, stated percentage	3.25%	3.25%
1.2% senior notes due 2016
Debt Instrument [Line Items]
Total debt principal	$ 750	$ 750
Interest rate, stated percentage	1.20%	1.20%
6.125% senior notes due 2016
Debt Instrument [Line Items]
Total debt principal	$ 421	$ 421
Interest rate, stated percentage	6.125%	6.125%
5.75% senior notes due 2017
Debt Instrument [Line Items]
Total debt principal	$ 1,080	$ 1,080
Interest rate, stated percentage	5.75%	5.75%	5.75%
1.9% senior notes due 2018
Debt Instrument [Line Items]
Total debt principal	$ 2,250	$ 0
Interest rate, stated percentage	1.90%	1.90%
2.25% senior notes due 2018
Debt Instrument [Line Items]
Total debt principal	$ 1,250	$ 1,250
Interest rate, stated percentage	2.25%	2.25%		2.25%
2.25% senior notes due 2019
Debt Instrument [Line Items]
Total debt principal	$ 850	$ 850
Interest rate, stated percentage	2.25%	2.25%	2.25%
6.6% senior notes due 2019
Debt Instrument [Line Items]
Total debt principal	$ 394	$ 394
Interest rate, stated percentage	6.60%	6.60%
2.8% senior notes due 2020
Debt Instrument [Line Items]
Total debt principal	$ 2,750	$ 0
Interest rate, stated percentage	2.80%	2.80%
4.75% senior notes due 2020
Debt Instrument [Line Items]
Total debt principal	$ 450	$ 450
Interest rate, stated percentage	4.75%	4.75%
4.125% senior notes due 2021
Debt Instrument [Line Items]
Total debt principal	$ 550	$ 550
Interest rate, stated percentage	4.125%	4.125%
2.75% senior notes due 2022
Debt Instrument [Line Items]
Total debt principal	$ 1,250	$ 1,250
Interest rate, stated percentage	2.75%	2.75%
3.5% senior notes due 2022
Debt Instrument [Line Items]
Total debt principal	$ 1,500	$ 0
Interest rate, stated percentage	3.50%	3.50%
4.75% senior notes due 2022
Debt Instrument [Line Items]
Total debt principal	$ 400	$ 0
Interest rate, stated percentage	4.75%	4.75%
4% senior notes due 2023
Debt Instrument [Line Items]
Total debt principal	$ 1,250	$ 1,250
Interest rate, stated percentage	4.00%	4.00%		4.00%
3.375% senior notes due 2024
Debt Instrument [Line Items]
Total debt principal	$ 650	$ 650
Interest rate, stated percentage	3.375%	3.375%	3.375%
5% senior notes due 2024
Debt Instrument [Line Items]
Total debt principal	$ 300	$ 0
Interest rate, stated percentage	5.00%	5.00%
3.875% senior notes due 2025
Debt Instrument [Line Items]
Total debt principal	$ 3,000	$ 0
Interest rate, stated percentage	3.875%	3.875%
6.25% senior notes due 2027
Debt Instrument [Line Items]
Total debt principal	$ 453	$ 453
Interest rate, stated percentage	6.25%	6.25%	6.25%
3.25% senior exchange debentures due 2035
Debt Instrument [Line Items]
Total debt principal	$ 5	$ 0
Interest rate, stated percentage	3.25%	3.25%
4.875% senior notes due 2035
Debt Instrument [Line Items]
Total debt principal	$ 2,000	$ 0
Interest rate, stated percentage	4.875%	4.875%
6.125% senior notes due 2039
Debt Instrument [Line Items]
Total debt principal	$ 734	$ 734
Interest rate, stated percentage	6.125%	6.125%	6.125%
5.75% senior notes due 2041
Debt Instrument [Line Items]
Total debt principal	$ 493	$ 493
Interest rate, stated percentage	5.75%	5.75%	5.75%
5.3% senior notes due 2043
Debt Instrument [Line Items]
Total debt principal	$ 750	$ 750
Interest rate, stated percentage	5.30%	5.30%		5.30%
5.125% senior notes due 2045
Debt Instrument [Line Items]
Total debt principal	$ 3,500	$ 0
Interest rate, stated percentage	5.125%	5.125%
Capital lease obligations
Debt Instrument [Line Items]
Total debt principal	$ 644	$ 391
Other
Debt Instrument [Line Items]
Total debt principal	$ 20	$ 41